OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross	$ 90,556	$ 83,197
Allowance	(57,956)	(54,401)
Net	32,600	28,796
Stock subscriptions receivable
Gross	2,531
Net	2,531
Receivable from third party
Gross	5,187	3,705
Allowance	(2,417)	(2,283)
Net	2,770	1,422
Receivable from non-controlling interest holders
Gross	1,069	1,002
Allowance	(1,069)	(1,002)
Receivable from AM Advertising and its subsidiaries
Gross	23,947	22,445
Allowance	(9,259)	(8,678)
Net	14,688	13,767
Other prepaid expenses
Gross	6,158	6,375
Allowance	(4,504)	(4,285)
Net	1,654	2,090
Other
Gross	64	51
Net	64	51
Short-term deposits
Gross	5,110	4,670
Net	5,110	4,670
Input VAT receivable
Gross	5,162	6,387
Net	5,162	6,387
Prepaid selling and marketing fees
Gross	292	272
Allowance	(133)	(125)
Net	159	147
Prepaid income tax
Gross	248	261
Allowance	(201)	(188)
Net	47	73
Prepaid individual income tax and other employee advances
Gross	397	260
Allowance	(129)	(121)
Net	268	139
Loans to third parties
Gross	40,391	37,769
Allowance	(40,244)	(37,719)
Net	$ 147	$ 50